SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	$ 4.17	$ 3.83	$ 2.70
Unrecognized share-based compensation expense	$ 7,083
Unrecognized compensation cost, recognition period	2 years 5 months 16 days
2000 and 2010 Share Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance	18,977,240
Ordinary shares available for issuance	3,925,677
Vesting period	4 years
Award expiration period	10 years